Earnings per share attributable to ordinary owners of the parent (Detail) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]
Earnings per share attributable to ordinary owners of the parent [line items]
Basic	€ 0.031106	€ 0.060776	€ (0.044733)
Diluted	€ 0.031415	€ 0.060694	€ (0.044733)

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination.